                                             UAM Funds
                                             Funds for the Informed Investor/sm/

Chicago Asset Management
Value/Contrarian Portfolio
Annual Report                                                    April 30, 2002



                                                                   [LOGO] UAM(R)

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2002

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statement of Net Assets ...................................................    5

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   11

Report of Independent Accountants .........................................   16

Board Members and Officers ................................................   17

Federal Income Tax Information ............................................   21

--------------------------------------------------------------------------------

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2002

Dear Shareholders:

April 30th is the fiscal year-end for the Chicago Asset Management Value/Contrarian Portfolio. The Portfolio is the investment vehicle for clients interested in equity exposure of the specific Value style offered by Chicago Asset Management Company. In this letter we will review the Portfolio returns and the investment environment for the fiscal year which just ended. We want to thank you for your continued commitment to our firm's long-term investment style, and let you know that we share your philosophical optimism for the attractiveness of equities as a vehicle for committed long-term investors.

Chicago Asset Management Value/Contrarian Portfolio

The fiscal year ended April 30, 2002 was the second consecutive year in which the general equity market showed a steady decline. It is becoming more clear as each month goes by, that the late 1990's represented an excessive speculative bubble for portions of the equity market, and has resulted in this corrective decline. These kinds of events have repeated themselves in cycles over the decades. However, usually the speculative market bubble is not so long-lived, and the resulting decline is less severe. There does seem to be a kind of balance between the two.

When we examine this corrective action, it does appear that the market is fundamentally seeking more normal valuation, based on traditional measurements applied to each individual security. During the more speculative market in the late 1990's, securities exceeded historical norms in terms of price valuation. In those years we refused to join the speculative market conditions, and watched with concern as numerous individual securities and even some entire industries appreciated at unrealistic rates and reached what seemed to be unsustainable market valuations.

Now, we are reminded of the longstanding principles for realistic valuation of individual securities. These principles are proving true once again, and those who observe them and can continue to maintain that focus over time should be rewarded in resulting investment performance. We believe that our maintaining discipline is now paying off through the lack of pressure from some of the most overvalued securities now becoming more normally valued.

The investment performance results for the full fiscal year produced a rate of return which outperformed the Standard & Poor's 500 Index. For the year ended April 30, 2002, the Portfolio produced a total return net of expenses of -2.9% in comparison to the Standard & Poor's 500 Index of -12.6%. The outperformance of this portfolio in comparison to the broad market index reinforces our belief that this portfolio did not have exposure to overvalued securities to the extent that the general equity market displayed.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

It is worth reviewing our commitment to fundamental security evaluation, as it pertains both to the operations of a company represented by a security, and as it pertains to realistic valuation expectations. We believe that attractive investments for the Portfolio should contain a fundamentally sound business in whose security we choose to invest. This goes very much to the fundamentals of superior profitability, sound and proven management, and the potential for such conditions to exist in the foreseeable future. If these conditions seem to be in place or are expected to be in place, then an appropriate valuation for the security is determined. If the valuation in the market seems excessive at the time, then the security will not be purchased. It will be monitored on an ongoing basis so that if at sometime in the future the fundamental outlook remains sound, and the valuation has become reasonable, then purchase would be considered.

Security holding time can vary widely. In the ideal situation, a security would be held permanently. That could be true if the fundamental operations of the company remained sound and intact, and the valuation of the security never reached what we would calculate as excessive. However, in reality individual securities and markets do cycle from levels of undervaluation to overvaluation and repeat the cycle. Security holdings in the Portfolio that approach full valuation are rebalanced by selling portions of the holding in order to consider reinvestment in other holdings which have become more undervalued. The approach is to continually purchase the more undervalued securities and sell the more overvalued securities, thereby maintaining a total portfolio structure of securities believed to be reasonably valued.

Looking to the future, we plan to maintain our investment discipline with these fundamental principles. Although market conditions clearly change and operating results of individual companies cycle through various conditions, the soundness of our basic principles appear, to us, to be timeless.

In summary, we believe it is appropriate to offer our encouragement and compliments to you, the Shareholders. Your thoughtful maintenance of a long-term perspective in an equity portfolio which is subject to market volatility is admirable. We are all well aware of the truly long-term statistics that show the significant benefits of participation in equity securities. The pressures to be influenced by shorter term results are tremendous. The psychological fortitude and the intellectual insight to maintain one's investment approach through all kinds of market conditions is an admirable achievement. We offer you our ongoing commitment to maintain our very best investment thinking for your benefit as an investor in this Portfolio. Buying in and maintaining exposure to fine companies during negative market conditions continues to appear to us to be the finest way to achieve superior long-term investment results.

Chicago Asset Management Company

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UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                        Definition of Comparative Index
                        -------------------------------

S&P 500 Composite Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                                   [CHART]

Comparison of Change in the Value of a $10,000 Investment in the Chicago Asset Management Value/Contrarian Portfolio, versus the S&P 500 Index

         Annualized   Annualized   Annualized
One Year   3 Year       5 Year    Inception to
 Return    Return       Return        Date
 -2.94%    -5.15%        6.46%       10.08%

                            Chicago Asset
                           Management Value/      S&P 500
                         Contrarian Portfolio      Index
             12/16/94          $10,000            $10,000
               Apr 95          $11,180            $11,462
               Apr 96          $14,311            $14,923
               Apr 97          $14,843            $18,671
               Apr 98          $19,550            $26,334
               Apr 99          $23,788            $32,088
               Apr 00          $21,352            $35,338
               Apr 01          $20,914            $30,755
               Apr 02          $20,299            $26,871

** Beginning of operations. Index comparisons begin on 12/31/94.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

                 See definition of comparative index on page 3.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2002

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 97.9%

                                                          Shares        Value
                                                        ----------   -----------

AUTOMOTIVE -- 6.4%
  Ford Motor .........................................    96,400     $ 1,542,400
  General Motors .....................................    33,225       2,131,384
                                                                     -----------
                                                                       3,673,784
                                                                     -----------

BANKS -- 13.2%
  Bank of America ....................................    25,983       1,883,248
  Bank One ...........................................    44,982       1,838,414
  Wachovia ...........................................    54,000       2,054,160
  Wells Fargo ........................................    34,700       1,774,905
                                                                     -----------
                                                                       7,550,727
                                                                     -----------

COMPUTERS & SERVICES -- 11.7%
  Cisco Systems* .....................................    79,500       1,164,675
  Computer Sciences* .................................    34,700       1,556,295
  Hewlett-Packard ....................................    81,300       1,390,230
  Solectron* .........................................   189,500       1,383,350
  Sun Microsystems* ..................................   142,700       1,167,286
                                                                     -----------
                                                                       6,661,836
                                                                     -----------

ENTERTAINMENT -- 3.8%
  Walt Disney ........................................    93,150       2,159,217
                                                                     -----------

FINANCIAL SERVICES -- 8.2%
  Bear Stearns .......................................    35,300       2,186,482
  Franklin Resources .................................    59,000       2,472,100
                                                                     -----------
                                                                       4,658,582
                                                                     -----------

FOOD, BEVERAGE & TOBACCO -- 6.1%
  Coca-Cola ..........................................    34,900       1,937,299
  HJ Heinz ...........................................    37,075       1,556,779
                                                                     -----------
                                                                       3,494,078
                                                                     -----------

HOME PRODUCTS -- 6.0%
  Gillette ...........................................    49,100       1,742,068
  Procter & Gamble ...................................    18,800       1,696,888
                                                                     -----------
                                                                       3,438,956
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2002

--------------------------------------------------------------------------------
COMMON STOCK - continued


                                                          Shares        Value
                                                        ----------   -----------

INDUSTRIAL -- 10.1%
  Dover ..............................................    52,750     $ 1,965,465
  Emerson Electric ...................................    30,700       1,639,073
  Ingersoll-Rand, Cl A ...............................    43,000       2,147,850
                                                                     -----------
                                                                       5,752,388
                                                                     -----------

INSURANCE -- 3.4%
  Allstate ...........................................    49,000       1,947,260
                                                                     -----------

MEASURING DEVICES -- 3.7%
  Agilent Technologies* ..............................    69,600       2,091,480
                                                                     -----------

MEDICAL PRODUCTS & SERVICES -- 2.5%
  Johnson & Johnson ..................................    22,600       1,443,236
                                                                     -----------

PHARMACEUTICALS -- 5.4%
  Abbott Laboratories ................................    26,700       1,440,465
  Bristol-Myers Squibb ...............................    57,800       1,664,640
                                                                     -----------
                                                                       3,105,105
                                                                     -----------

RETAIL -- 13.1%
  Costco Wholesale* ..................................    35,500       1,427,100
  Gap ................................................   163,000       2,299,930
  May Department Stores ..............................    55,400       1,921,272
  McDonald's .........................................    63,900       1,814,760
                                                                     -----------
                                                                       7,463,062
                                                                     -----------

TELEPHONES & TELECOMMUNICATIONS -- 1.2%
  Nortel Networks ....................................   194,400         660,960
                                                                     -----------

TOYS & GAMES -- 3.1%
  Mattel .............................................    84,900       1,752,336
                                                                     -----------
  TOTAL COMMON STOCK
    (Cost $58,483,038) ...............................                55,853,007
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2002

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.0%


                                                           Face
                                                          Amount        Value
                                                        ----------  ------------

REPURCHASE AGREEMENT -- 2.0%
  JP Morgan Chase Securities, Inc. 1.55%, dated
    04/30/02, due 05/01/02, to be repurchased at
    $1,161,050, collateralized by $1,113,031 of
    various U.S. Treasury Obligations, valued at
    $1,161,001 (Cost $1,161,000) ..................   $1,161,000    $ 1,161,000
                                                                    ------------
  TOTAL INVESTMENTS -- 99.9%
    (Cost $59,644,038)(a) .........................                  57,014,007
                                                                    ------------
  OTHER ASSETS AND LIABILITIES -- 0.1% ............                      72,887
                                                                    ------------

NET ASSETS CONSIST OF:


  Paid in Capital .................................                  66,653,785
  Accumulated Net Realized Loss ...................                  (6,936,860)
  Unrealized Depreciation .........................                  (2,630,031)
                                                                    ------------
  TOTAL NET ASSETS -- 100.0% ......................                 $57,086,894
                                                                    ============

  Institutional Class Shares:

  Shares Issued and Outstanding
    (Unlimited authorization, no par value) .......                   4,644,916
  Net Asset Value, Offering and Redemption Price
    Per Share .....................................                      $12.29
                                                                         =======

 *  Non-Income Producing Security
Cl  Class
(a) The cost for federal income tax purposes was $60,312,132. At April 30, 2002, net unrealized depreciation for all securities based on tax cost was $3,298,125. This consisted of aggregate gross unrealized appreciation for all securities of $6,091,416 and aggregate gross unrealized depreciation for all securities of $9,389,541.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                      CHICAGO ASSET MANAGEMENT
                                               VALUE/CONTRARIAN PORTFOLIO
                                               FOR THE YEAR ENDED APRIL 30, 2002
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends ......................................................    $   761,395
Interest .......................................................         25,467
Less: Foreign Taxes Withheld ...................................           (354)
                                                                    -----------
  Total Income .................................................        786,508
                                                                    -----------

Expenses
Investment Advisory Fees -- Note B .............................        340,497
Shareholder Servicing Fees -- Note F ...........................        146,834
Administrative Fees -- Note C ..................................        105,164
Legal Fees .....................................................         33,832
Printing Fees ..................................................         23,623
Transfer Agent Fees ............................................         19,713
Audit Fees .....................................................         13,264
Call Center Fees -- Note C .....................................         13,080
Filing and Registration Fees ...................................         12,010
Custodian Fees .................................................          9,824
Trustees' Fees -- Note E .......................................          6,792
Other Expenses .................................................          9,127
                                                                    -----------
  Total Expenses ...............................................        733,760
Less:
Waiver of Investment Advisory Fees-- Note B ....................        (52,205)
                                                                    -----------
  Net Expenses Before Expense Offset ...........................        681,555
Expense Offset -- Note A .......................................           (525)
                                                                    -----------
  Net Expenses After Expense Offset ............................        681,030
                                                                    -----------
Net Investment Income ..........................................        105,478
                                                                    -----------
Net Realized Loss ..............................................       (718,062)
Net Change in Unrealized Appreciation (Depreciation) ...........     (1,265,486)
                                                                    -----------
Net Loss on Investments ........................................     (1,983,548)
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations ...........    $(1,878,070)
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Year Ended       Year Ended
                                                    April 30,        April 30,
                                                      2002             2001
                                                 --------------   --------------
Increase (Decrease) In Net Assets
Operations:
  Net Investment Income ........................  $   105,478      $    920,325
  Net Realized Loss ............................     (718,062)       (2,540,891)
  Net Change in Unrealized Appreciation
    (Depreciation) .............................   (1,265,486)          409,601
                                                  -----------      ------------
  Net Decrease in Net Assets
    Resulting from Operations ..................   (1,878,070)       (1,210,965)
                                                  -----------      ------------
Distributions:
  Net Investment Income ........................     (105,478)         (920,325)
  In Excess of Net Investment Income ...........      (41,232)         (106,215)
  Net Realized Gain ............................           --        (1,698,441)
  In Excess of Net Realized Gain ...............           --        (3,420,403)
                                                  -----------      ------------
  Total Distributions ..........................     (146,710)       (6,145,384)
                                                  -----------      ------------
Capital Share Transactions:
  Issued .......................................   13,124,056        10,171,450
  In Lieu of Cash Distributions ................      146,685         6,145,345
  Redeemed .....................................   (9,115,176)      (18,846,528)
                                                  -----------      ------------
  Net Increase (Decrease) from Capital
    Share Transactions .........................    4,155,565        (2,529,733)
                                                  -----------      ------------
    Total Increase (Decrease) ..................    2,130,785        (9,886,082)
                                                  -----------      ------------
Net Assets:
  Beginning of Period ..........................   54,956,109        64,842,191
                                                  -----------      ------------
  End of Period ................................  $57,086,894      $ 54,956,109
                                                  ===========      ============
Shares Issued and Redeemed:
  Issued .......................................    1,080,479           750,731
  In Lieu of Cash Distributions ................       13,079           480,054
  Redeemed .....................................     (776,120)       (1,423,540)
                                                  -----------      ------------
  Net Increase (Decrease) from Shares
    Issued and Redeemed ........................      317,438          (192,755)
                                                  ===========      ============
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                          Years Ended April 30,
                                       ---------------------------------------------------------
                                        2002         2001        2000         1999        1998
                                       -------      -------     -------      -------     -------

Net Asset Value,
   Beginning of Period .............   $ 12.70      $ 14.34     $ 17.53      $ 15.96     $ 13.07
                                       -------      -------     -------      -------     -------
Income From Investment
   Operations
   Net Investment Income ...........      0.02         0.20        0.17         0.15        0.17
   Net Realized and
      Unrealized Gain (Loss) .......     (0.40)       (0.49)      (2.02)        2.98        3.84
                                       -------      -------     -------      -------     -------
   Total from Investment
      Operations ...................     (0.38)       (0.29)      (1.85)        3.13        4.01
                                       -------      -------     -------      -------     -------
Distributions
   Net Investment Income ...........     (0.02)       (0.20)      (0.17)       (0.16)      (0.18)
   In Excess of Net
      Investment Income ............     (0.01)       (0.02)      (0.01)          --          --
   Net Realized Gain ...............        --        (0.37)      (1.16)       (1.40)      (0.94)
   In Excess of Net Realized
      Gain .........................        --        (0.76)         --           --          --
                                       -------      -------     -------      -------     -------
   Total Distributions .............     (0.03)       (1.35)      (1.34)       (1.56)      (1.12)
                                       -------      -------     -------      -------     -------
Net Asset Value, End of
   Period ..........................   $ 12.29      $ 12.70     $ 14.34      $ 17.53     $ 15.96
                                       =======      =======     =======      =======     =======
Total Return ....................        (2.94)%+     (2.05)%    (10.24)%+     21.68%+     31.71%+
                                       =======      =======     =======      =======     =======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) .....................   $57,087      $54,956     $64,842      $26,852     $22,552
Ratio of Expenses to Average
   Net Assets ......................      1.25%        1.25%       1.19%        0.99%       0.95%
Ratio of Net Investment Income to
   Average Net Assets ..............      0.19%        1.44%       1.32%        0.97%       1.16%
Portfolio Turnover Rate ............        43%          95%         48%          39%         55%

+ Total return would have been lower had certain fees not been waived and expenses assumed by the advisor during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------
     liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          These book differences may be permanent or temporary in nature. To the extent these differences are permanent, they are credited or charged to paid in capital or accumulated net realized loss as appropriate in the period these differences arise.

          Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of an increase in undistributed net investment income of $41,232 and a decrease in paid in capital of $41,232.

          These reclasses have no effect on net assets or net asset value per share.

          Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Federal Tax Information: The tax character of dividends and distributions paid during the years ended April 30, 2002 and April 30, 2001 were as follows:

                                         2002          2001
                                       --------     ----------
Ordinary Income .....................  $105,478     $4,381,201
Long-Term Capital Gain ..............        --      1,764,183
Return of Capital ...................    41,232             --
                                       --------     ----------
  Total .............................  $146,710     $6,145,384
                                       ========     ==========

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

          As of April 30, 2002, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows:

     Capital Loss Carryforwards (expires April 30, 2010) .....  $(6,268,765)
     Unrealized Depreciation .................................   (3,298,126)

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of average daily net assets. The Adviser, formerly an affiliate of Old Mutual (US) Holdings Inc. (formerly, United Asset Management Corporation, "UAM") was purchased by its senior officers as of December 31, 2000.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500. The Administrator may, at its sole discretion waive all or a portion of its fees.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAM Shareholder Service Center, "UAMSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account.

     D. Distribution Services: The UAM Funds and Funds Distributor, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Funds Distributors, Inc. distributed the shares of the Portfolio.

     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds (however, including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the year ended April 30, 2002, the Portfolio made purchases of $26,750,538 and sales of $22,877,208 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 2002, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2002, 69% of total shares outstanding were held by 3 shareholders, each owning 10% or greater of the aggregate total shares outstanding.

     J. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner Circle Fund portfolio. The Reorganization is scheduled to occur at the close of business on June 21, 2002.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Chicago Asset Management Value/Contrarian Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chicago Asset Management Value/Contrarian Portfolio (one of the portfolios constituting UAM Fund Trust, hereafter referred to as the "Portfolio") at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
June 14, 2002

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

Board Members and Officers (Unaudited):

Information pertaining to the trustees and officers of the UAM Funds Trust (the "Trust") is set forth below. Board Members who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Board Members who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Mr. Powers is considered an "Interested Board Member" because (1) he serves as an officer of the Trust and
(2) is an employee of Old Mutual (US) Holdings Inc., the parent of several advisers in the UAM Funds Complex. Mr. English has an investment advisory relationship with Investment Counselors of Maryland, LLC, an investment adviser to one of the Funds in the UAM Funds Complex. However, the Trust does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an Interested Board Member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.


                                                                                    Number of
                                                                                  Portfolios in
                                        Term of                                     UAM Funds            Other
                                       Office and                                    Complex          Directorship
                      Position(s)       Length of                                  Overseen by         Held by
Name, Address,       Held with the        Time       Principal Occupation(s)          Board              Board
Date of Birth/1/        Trust           Served/2/      During Past 5 Years           Member/3/          Member/4/
------------------------------------------------------------------------------------------------------------------

INDEPENDENT BOARD MEMBERS
-------------------------
John T. Bennett, Jr.    Trustee          1/89        Mr. Bennett is President of         22              None
Age: 73                                              Squam Investment Management
                                                     Company, Inc. and Great
                                                     Island Investment Company,
                                                     Inc. (investment management).
                                                     From 1988 to 1993, Mr. Bennett
                                                     was President of Bennett
                                                     Management Company.

Nancy J. Dunn           Trustee        6/20/97       Ms. Dunn has been Financial         22              None
Age: 50                                              Officer of World Wildlife
                                                     Fund (nonprofit) since
                                                     January 1999. From 1991 to
                                                     1999, Ms. Dunn was Vice
                                                     President for Finance and
                                                     Administration and Treasurer
                                                     of Radcliffe College
                                                     (education).

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

                                                                                    Number of
                                                                                  Portfolios in
                                        Term of                                     UAM Funds            Other
                                       Office and                                    Complex          Directorship
                      Position(s)       Length of                                  Overseen by         Held by
Name, Address,       Held with the        Time       Principal Occupation(s)          Board              Board
Date of Birth/1/        Trust           Served/2/     During Past 5 Years           Member/3/          Member/4/
------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS (continued)
-------------------------------------

William A. Humenuk    Trustee            1/89        Mr. Humenuk has been Senior         22              None
Age: 60                                              Vice President Administration,
                                                     General Counsel and Secretary
                                                     of Lone Star Industries Inc.
                                                     (cement and ready-mix concrete)
                                                     since March 2000. From June
                                                     1998 to March 2000 he was
                                                     Executive Vice President
                                                     and Chief Administrative
                                                     Officer of Philip Services
                                                     Corp. (ferrous scrap processing,
                                                     brokerage and industrial
                                                     outsourcing services).
                                                     Mr. Humenuk was a Partner in the
                                                     Philadelphia office of the
                                                     law firm Dechert Price &
                                                     Rhoads from July 1976 to June
                                                     1998. He was also formerly a
                                                     Director of Hofler Corp.
                                                     (manufacturer of gear
                                                     grinding machines).

Philip D. English    Trustee            10/88        Mr. English is President and        22              None
Age: 53                                              Chief Executive Officer of
                                                     Broventure Company, Inc., a
                                                     company engaged in the
                                                     investment management
                                                     business. He is also Chairman
                                                     of the Board of Chektec
                                                     Corporation (drugs) and Cyber
                                                     Scientific, Inc. (computer
                                                     mouse company).


INTERESTED BOARD MEMBERS
------------------------

Scott F. Powers/5/  Trustee,          01/01/02       Mr. Powers has been Chief           22              None
Age: 42             Chairman,                        Executive, Officer of Old
                    of the Board                     Mutual (US) Holdings Inc.
                    and                              (financial services) and
                    President                        Old Mutual Asset Managers
                                                     (financial services) since
                                                     December 2001. From 1998 to
                                                     September, 2001 he was
                                                     Executive Vice President of
                                                     Sales, Marketing and
                                                     Product Development at
                                                     Mellon Institutional
                                                     (financial service). Mr.
                                                     Powers was Chief Operation
                                                     Officer at Boston Company
                                                     Asset Management (financial
                                                     services) from 1996 to
                                                     1998.


UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------


                                                                                    Number of
                                                                                  Portfolios in
                                        Term of                                     UAM Funds            Other
                                       Office and                                    Complex          Directorship
                      Position(s)       Length of                                  Overseen by         Held by
Name, Address,       Held with the        Time       Principal Occupation(s)          Board              Board
Date of Birth/1/        Trust          Served/2/      During Past 5 Years           Member/3/          Member/4/
-------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Linda T. Gibson      Vice President     6/27/00      General Counsel and Senior          N/A             N/A
200 Clarendon        and Secretary                   Vice Old Mutual (US)
Street                                               Holdings Inc. (financial
Boston, MA 02116                                     services); President of UAM
Age: 36                                              Investment Services, Inc.
                                                     (financial services), UAM
                                                     Fund Services, Inc. (financial
                                                     services) and UAM Fund
                                                     Distributors, Inc. (broker-
                                                     dealer) since April, 2000;
                                                     Trustee and  President of UAM
                                                     Trust Company (trust company)
                                                     since April, 2001; Director
                                                     of UAM Funds plc (UCITS fund)
                                                     since April 2001; various
                                                     director and officer positions
                                                     with subsidiaries of Old Mutual
                                                     (US) Holdings Inc. and
                                                     investment products managed
                                                     by such subsidiaries; Senior
                                                     Vice President and Secretary
                                                     of Signature Financial Group,
                                                     Inc. (financial services) and
                                                     affiliated  broker-dealers
                                                     from 1991 to 2000; Director
                                                     and Secretary of Signature
                                                     Financial Group Europe, Ltd.
                                                     (financial services) from
                                                     1995 to 2000; Secretary of
                                                     the Citigroup Family of Mutual
                                                     Funds (mutual funds) from
                                                     1996 to 2000; Secretary of
                                                     the 59 Wall Street Family of
                                                     Mutual Funds (mutual funds)
                                                     from 1996 to 2000.

Sherry Kajdan       Vice President      3/15/01      Vice President and Assistant        N/A             N/A
 Vetterlein         and Assistant                    Secretary of SEI Investments
One Freedom         Secretary                        Mutual Funds Services since
Valley Drive                                         January 2001. Shareholder/
Oaks, PA 19456                                       Partner, Buchanan Ingersoll
Age: 39                                              Professional Corporation
                                                     (law firm)(1992-2000).


Christopher F.      Treasurer           3/15/01      Director, Fund Accounting,          N/A             N/A
Salfi                                                SEI Investments Mutual Funds
530 East                                             Services since January 1998;
Swedesford Road                                      prior to his current position,
Wayne, PA 19087                                      served most recently as Fund
Age: 38                                              Accounting Manager of SEI
                                                     Investments Mutual Funds
                                                     Services from 1994 to 1998;
                                                     Investment Accounting Manager
                                                     at PFPC Inc. (mutual fund
                                                     services) from 1993 to 1994;
                                                     FPS Services, Inc. (mutual
                                                     fund services) from 1986 to
                                                     1993.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

                                                                                    Number of
                                                                                  Portfolios in
                                        Term of                                     UAM Funds         Other
                                       Office and                                     Complex      Directorship
                     Position(s)       Length of                                    Overseen by      Held by
   Name, Address,   Held with the        Time          Principal Occupation(s)         Board          Board
  Date of Birth/1/      Trust          Served/2/        During Past 5 Years           Member/3/      Member/4/
-------------------------------------------------------------------------------------------------------------------
OFFICERS (continued)
--------------------
Molly S. Mugler       Assistant         3/15/01      Vice President and Assistant        N/A             N/A
200 Clarendon         Secretary                      General Counsel of Old Mutual
Street                                               (US) Holdings Inc.(financial
Boston, MA  02116                                    services) since January 2001;
Age: 50                                              various officer positions
                                                     with subsidiaries of Old
                                                     Mutual (US) Holdings Inc.
                                                     and investment products
                                                     managed by such subsidiaries
                                                     since January 2001; Secretary
                                                     of Signature Financial
                                                     Group, Inc. (financial
                                                     services) and subsidiaries
                                                     (including affiliated broker-
                                                     dealers) and investment
                                                     products  serviced by such
                                                     subsidiaries until 2001;
                                                     President of SFG Global
                                                     Investments, Inc. (commodity
                                                     pool operator) until 2001.

Suzan M. Barron       Assistant         6/29/01      Vice President and Senior           N/A             N/A
200 Clarendon         Secretary                      Legal Counsel of Old Mutual
Street                                              (US) Holdings Inc. (financial
Boston, MA 02116                                     services) since July 2001;
Age: 37                                              Vice President and Counsel
                                                     of Liberty Financial
                                                     Companies, Inc. (financial
                                                     services) from 1998 to 2001;
                                                     Assistant Secretary to
                                                     Liberty Funds Group (mutual
                                                     funds) from 1998 to 2001;
                                                     Counsel of Manufacturers
                                                     Life Insurance Company from
                                                     1997 to 1998; Vice President
                                                     and Counsel of Citizens
                                                     Advisors, Inc. (mutual
                                                     funds) from 1996 to 1997.


--------------------------
/1/ Each trustee may be contacted by writing to the trustee c/o UAM Funds Trust, 200 Clarendon Street, 53rd Floor, Boston Massachusetts 02116, Attn:
     Linda T. Gibson.

/2/ Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor or (b) the date a trustee dies, resigns or is removed by the Board in accordance with the Trust's by-laws. Each officer holds office for a one-year term until: (a) his/her reappointment by the Board; (b) his/her successor is chosen and qualifies; or (c) he/she dies, resigns or is removed by the Board in accordance with the Trust's by-laws.

/3/ The "UAM Funds Complex" consists of all registered investment companies for which any subsidiary or affiliate of Old Mutual (US) Holdings Inc. serves as investment adviser, including the Company, UAM Funds, Inc. and UAM Funds, Inc. II. As of April 30, 2002, the UAM Funds Complex consisted of 22 Funds. In addition to the Trust, each trustee also serves as a Board Member of UAM Funds Inc. and UAM Funds, Inc. II. In addition to the Trust, each officer also serves as an officer of UAM Funds, Inc. and UAM Funds, Inc. II.

/4/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

/5/ Mr. Powers is deemed an interested trustee because of his employment by Old Mutual (US) Holdings Inc.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------
Federal Income Tax Information: (Unaudited)

For the year ended April 30, 2002, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 100.00% for the Portfolio.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

Scott F. Powers                           Linda T. Gibson
Trustee, President and Chairman           Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajden Vetterlein
Trustee                                   Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher F. Salfi
Trustee                                   Treasurer

Philip D. English                         Suzan M. Barron
Trustee                                   Assistant Secretary

William A. Humenuk                        Molly S. Mugler
Trustee                                   Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free) 1-877-826-5465
www.uam.com

Investment Adviser
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109


--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------